Share-based payments (Tables)	12 Months Ended
Dec. 31, 2022
Share-based payments
Schedule of restricted stock units award activities

	Number of Shares	Weighted Average Grant Price	Weighted Average Requisite Period
Granted on May 9, 2022	687,235	14.08	2.84
Granted	489,937	13.62	3.21
Vested	(140,000)	11.32	0.00
Forfeited	(120,000)	11.32	0.00

Outstanding as of December 31, 2022	917,172

Convertible as of December 31, 2022	—

Schedule of expenses related to share-based plans
All expenses related to share-based plans impacted the results as follows:

	Year Ended December 31,
	2022	2021
Selling, general and administrative	$3,176,460	$—
Research and development	124,932	—

Total 2022 Stock Incentive Plan expense	$3,301,392	$—